Consolidated Schedule of Investments (unaudited) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AGL CLO Ltd., Series 2021-12A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.19%, 07/20/34(a)(b)	USD	1,000	$991,300
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, (3-mo. CME Term SOFR + 2.56%), 7.91%, 07/22/32(a)(b)		1,000	985,611
Bain Capital Credit CLO Ltd.(a)(b)
Series 2019-2A, Class CR, (3-mo. LIBOR US + 2.10%), 7.67%, 10/17/32		1,000	980,646
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.24%, 10/20/34		1,000	974,500
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.25%, 10/21/34		1,500	1,462,050
Battalion CLO X Ltd., Series 2016-10A, Class BR2, (3- mo. CME Term SOFR + 2.31%), 7.66%, 01/25/35(a)(b)		1,000	953,744
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.46%), 8.79%, 04/20/32(a)(b)		1,000	983,594
CarVal CLO IV Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.84%, 07/20/34(a)(b)		1,000	973,705
CIFC Funding I Ltd., Series 2015-1A, Class CRR, (3-mo. CME Term SOFR + 2.16%), 7.51%, 01/22/31(a)(b)		1,000	984,859
CIFC Funding Ltd., Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.64%, 04/20/32(a)(b)		1,000	991,487
CIFC Funding V Ltd., Series 2019-5A, Class A2RS, (3- mo. CME Term SOFR + 2.01%), 7.32%, 01/15/35(a)(b)		800	793,360
Clover CLO LLC, Series 2020-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.57%, 04/15/34(a)(b)		2,000	1,946,831
Cook Park CLO Ltd., Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.01%), 7.32%, 04/17/30(a)(b)		250	242,763
Elmwood CLO I Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 4.66%), 9.99%, 10/20/33(a)(b)		1,000	994,391
Flatiron CLO Ltd., Series 2021-1A, Class D, (3-mo. LIBOR US + 2.90%), 8.48%, 07/19/34(a)(b)		1,000	959,622
Golub Capital Partners 48 LP, Series 2020-48A, Class C, (3-mo. CME Term SOFR + 3.06%), 8.37%, 04/17/33(a)(b)		900	890,508
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (3-mo. CME Term SOFR + 3.26%), 8.61%, 01/27/31(a)(b)		500	473,167
HalseyPoint CLO Ltd., Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.41%), 7.74%, 04/20/34(a)(b)		750	734,762
Neuberger Berman Loan Advisers CLO Ltd., Series 2021- 45A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.70%, 10/14/35(a)(b)		1,500	1,490,266
NYACK Park CLO Ltd., Series 2021-1A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.54%, 10/20/34(a)(b)		1,250	1,222,974
OHA Credit Funding Ltd., Series 2019-2A, Class DR, (3-mo. LIBOR US + 3.30%), 8.90%, 04/21/34(a)(b)		1,000	962,966
OHA Loan Funding Ltd.(a)(b)
Series 2013-1A, Class DR2, (3-mo. CME Term SOFR + 3.31%), 8.66%, 07/23/31		750	741,668
Series 2015-1A, Class DR3, (3-mo. CME Term SOFR + 3.46%), 8.78%, 01/19/37		1,000	942,303
Palmer Square CLO Ltd.(a)(b)
Series 2022-1A, Class D, (3-mo. CME Term SOFR + 3.05%), 8.38%, 04/20/35		1,000	957,211
Series 2022-4A, Class C, (3-mo. CME Term SOFR + 2.21%), 7.52%, 10/15/34		1,000	983,115
Post CLO Ltd., Series 2022-1A, Class D, (3-mo. CME Term SOFR + 3.20%), 8.53%, 04/20/35(a)(b)		1,000	976,760

Security		Par (000)	Value

Asset-Backed Securities (continued)
Rad CLO Ltd., Series 2021-15A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.64%, 01/20/34(a)(b)	USD	1,000	$989,758
Regatta X Funding Ltd., Series 2017-3A, Class D, (3-mo. CME Term SOFR + 3.01%), 8.32%, 01/17/31(a)(b)		250	244,410
Signal Peak CLO Ltd.(a)(b)
Series 2018-5A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.26%, 04/25/31		700	663,756
Series 2018-8A, Class C, (3-mo. CME Term SOFR + 2.26%), 7.59%, 04/20/33		1,000	977,860
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.59%, 07/20/34(a)(b)		1,000	978,933
TCW CLO Ltd., Series 2021-1A, Class D2, (3-mo. CME Term SOFR + 4.14%), 9.47%, 03/18/34(a)(b)		1,000	958,736
TICP CLO XIII Ltd., Series 2019-13A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.72%, 04/15/34(a)(b)		1,000	966,552
Webster Park CLO Ltd., Series 2015-1A, Class CR, (3- mo. CME Term SOFR + 3.16%), 8.49%, 07/20/30(a)(b) .		690	653,999
Whitebox CLO I Ltd., Series 2019-1A, Class ANBR, (3- mo. CME Term SOFR + 1.96%), 7.31%, 07/24/32(a)(b) .		2,000	1,976,182
Whitebox CLO II Ltd., Series 2020-2A, Class CR, (3-mo. CME Term SOFR + 2.46%), 7.81%, 10/24/34(a)(b)		640	632,069

Total Asset-Backed Securities — 7.8% (Cost: $34,829,799)			34,636,418

		Shares

Common Stocks

Biotechnology — 0.2%
Intercept Pharmaceuticals, Inc.(c)		56,224	1,042,393

Construction & Engineering — 0.0%
McDermott International Ltd.(c)		2,158	540

Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $6,420)(d)(e)		213	7,881

Financial Services — 0.0%
NMG Parent LLC		78	8,892

Hotel & Resort REITs — 0.4%
Park Hotels & Resorts, Inc.		157,000	1,934,240

Household Durables — 0.4%
Taylor Morrison Home Corp.(c)		35,000	1,491,350

Pharmaceuticals — 0.2%
Milestone Pharmaceuticals, Inc.(c)		205,484	637,000

Total Common Stocks — 1.2% (Cost: $5,005,947)			5,122,296

		Par (000)

Corporate Bonds

Aerospace & Defense(b) — 0.3%
Bombardier, Inc.	USD	172	166,644
7.13%, 06/15/26

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Bombardier, Inc. (continued)
7.88%, 04/15/27	USD	79	$77,084
6.00%, 02/15/28		182	165,110
7.50%, 02/01/29		48	45,550
Spirit AeroSystems, Inc., 9.38%, 11/30/29		98	99,728
TransDigm, Inc.
6.25%, 03/15/26		262	257,436
6.75%, 08/15/28		246	242,184
Triumph Group, Inc., 9.00%, 03/15/28		131	129,534

			1,183,270

Automobile Components(b) — 0.1%
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26		80	78,276
8.50%, 05/15/27		466	464,663
Tenneco, Inc., 8.00%, 11/17/28		19	15,461

			558,400

Automobiles — 0.0%
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		44	36,211

Banks — 1.3%
Axis Bank Ltd., (5-year CMT + 3.32%), 4.10%(a)(f)(g)		200	172,690
Bangkok Bank PCL, (5-year CMT + 1.90%), 3.73%, 09/25/34(a)(g)		200	166,434
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(g)		200	184,000
Chong Hing Bank Ltd., (5-year CMT + 3.86%), 5.70%(a)(f)(g)		250	241,993
Commerzbank AG, (5-year EUR Swap + 6.36%), 6.13%(a)(f)(g)	EUR	600	570,122
Freedom Mortgage Corp., 12.00%, 10/01/28(b)	USD	8	8,135
HDFC Bank Ltd., (5-year CMT + 2.93%), 3.70%(a)(f)(g)		200	172,500
Intesa Sanpaolo SpA, (5-year EUR Swap + 6.07%), 5.88%(a)(f)(g)	EUR	500	503,515
Kasikornbank PCL, (5-year CMT + 1.70%), 3.34%, 10/02/31(a)(g)	USD	200	178,038
Krung Thai Bank PCL, (5-year CMT + 3.53%), 4.40%(a)(f)(g)		200	179,846
Macquarie Bank Ltd., 6.80%, 01/18/33(b)		2,070	2,030,900
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27		1,340	1,325,424

			5,733,597

Beverages — 0.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)		200	156,514
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27(g)	GBP	500	481,044
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(b)	USD	401	386,859
Trivium Packaging Finance BV, 5.50%, 08/15/26(b)		200	186,487

			1,210,904

Security		Par (000)	Value

Broadline Retail(b) — 0.7%
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26	USD	3,294	$2,990,926
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26		27	25,329

			3,016,255

Building Materials(b) — 0.0%
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28		36	32,302
9.75%, 07/15/28		37	36,537

			68,839

Building Products — 0.5%
HT Troplast GmbH, 9.38%, 07/15/28	EUR	500	532,008
Lowe’s Cos., Inc., 5.63%, 04/15/53	USD	1,200	1,090,700
SRS Distribution, Inc.(b)
4.63%, 07/01/28		119	102,805
6.13%, 07/01/29		57	48,544
6.00%, 12/01/29		142	119,280
White Cap Buyer LLC, 6.88%, 10/15/28(b)		208	183,833
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(b)(h)		61	58,854

			2,136,024

Capital Markets — 0.1%
Blue Owl Credit Income Corp., 7.75%, 09/16/27		50	49,598
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		120	93,131
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		76	70,607
5.25%, 05/15/27		80	70,318
NFP Corp.(b)
4.88%, 08/15/28		150	132,053
6.88%, 08/15/28		224	191,896
7.50%, 10/01/30		27	25,929

			633,532

Chemicals — 0.2%
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	155,294
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)		82	59,860
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(g)	EUR	500	538,344
WR Grace Holdings LLC(b)
4.88%, 06/15/27	USD	106	97,248
5.63%, 08/15/29		178	143,958
7.38%, 03/01/31		35	33,932

			1,028,636

Commercial Services & Supplies — 0.1%
Fortress Transportation and Infrastructure Investors LLC(b)
6.50%, 10/01/25		52	51,108
9.75%, 08/01/27		22	22,755
5.50%, 05/01/28		114	103,351
Garda World Security Corp., 9.50%, 11/01/27(b)		14	13,386
LABL, Inc., 9.50%, 11/01/28(b)		93	95,325
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		200	160,500
Williams Scotsman, Inc., 7.38%, 10/01/31		12	11,934

			458,359

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%, 06/15/25(b)	USD	95	$90,436
CommScope, Inc.(b)
6.00%, 03/01/26		91	84,924
4.75%, 09/01/29		23	16,917
Viasat, Inc.
5.63%, 09/15/25(b)		63	58,196
5.63%, 04/15/27(b)		33	28,590
7.50%, 05/30/31		6	3,963

			283,026

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30		226	226,348
Celestial Miles Ltd., (5-year CMT + 8.21%), 5.75%(a)(f)(g)		200	191,552

			417,900

Consumer Discretionary — 0.4%
Carnival Corp.
7.63%, 03/01/26(g)	EUR	500	518,867
7.63%, 03/01/26(b)	USD	35	34,047
5.75%, 03/01/27(b)		126	114,058
9.88%, 08/01/27(b)		68	70,987
4.00%, 08/01/28(b)		41	35,550
6.00%, 05/01/29(b)		85	72,504
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		247	264,851
CoreLogic, Inc., 4.50%, 05/01/28(b)		128	97,124
Life Time, Inc.(b)
5.75%, 01/15/26		11	10,659
8.00%, 04/15/26		54	53,055
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		57	53,366
NCL Corp. Ltd.(b)
5.88%, 03/15/26		58	53,548
8.38%, 02/01/28		10	10,144
NCL Finance Ltd., 6.13%, 03/15/28(b)		29	25,593
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		65	58,845
Royal Caribbean Cruises Ltd.(b)
5.50%, 08/31/26		50	47,195
5.38%, 07/15/27		20	18,510
5.50%, 04/01/28		15	13,755
8.25%, 01/15/29		23	23,734
9.25%, 01/15/29		53	55,991
7.25%, 01/15/30		56	55,501
Viking Cruises Ltd.(b)
5.88%, 09/15/27		22	20,079
9.13%, 07/15/31		87	87,040
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		29	26,245

			1,821,248

Consumer Finance — 0.4%
American Express Co., (5-year CMT + 2.85%), 3.55%(a)(f)		440	349,355
Capital One Financial Corp., (1-day SOFR + 2.64%), 6.31%, 06/08/29(a)		645	630,357
OneMain Finance Corp., 6.88%, 03/15/25		101	100,199
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		110	103,715
Verscend Escrow Corp., 9.75%, 08/15/26(b)		494	494,086

			1,677,712

Security		Par (000)	Value

Consumer Staples Distribution & Retail — 0.2%
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(g)	GBP	750	$794,523
United Natural Foods, Inc., 6.75%, 10/15/28(b)	USD	15	11,434

			805,957

Containers & Packaging(b) — 0.1%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29		138	128,311
8.75%, 04/15/30		108	92,627
LABL, Inc., 5.88%, 11/01/28		36	32,318
Trident TPI Holdings, Inc., 12.75%, 12/31/28		18	18,810

			272,066

Diversified Consumer Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26		200	189,508
9.75%, 07/15/27		261	233,442
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		200	166,672
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		109	94,361
4.88%, 07/01/29		110	93,758
Garda World Security Corp., 7.75%, 02/15/28(b)		66	64,707
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/28(b)		16	16,220
8.13%, 03/30/29		24	24,032
Sotheby’s, 7.38%, 10/15/27(b)		442	406,825

			1,289,525

Diversified REITs — 0.2%
American Tower Corp.
3.10%, 06/15/50		743	433,226
2.95%, 01/15/51		859	484,386
Diversified Healthcare Trust, 9.75%, 06/15/25		98	94,344
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29		85	60,202

			1,072,158

Diversified Telecommunication Services — 0.8%
Altice Financing SA(b)
5.13%, 07/15/29		200	142,181
5.75%, 08/15/29		200	163,907
Level 3 Financing, Inc.(b)
3.40%, 03/01/27		94	88,020
4.63%, 09/15/27		108	77,670
3.63%, 01/15/29		24	13,440
10.50%, 05/15/30		147	147,968
Lumen Technologies, Inc., 4.00%, 02/15/27(b)		46	30,289
Telecom Italia Capital SA
6.38%, 11/15/33		11	9,538
6.00%, 09/30/34		3	2,501
7.72%, 06/04/38		6	5,490
Verizon Communications, Inc.
2.88%, 11/20/50		150	86,714
3.70%, 03/22/61		247	157,180
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		3,567	2,646,306
6.13%, 03/01/28		120	77,126

			3,648,330

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities — 0.4%
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(f)	USD	350	$308,776
JSW Hydro Energy Ltd., 4.13%, 05/18/31(g)		168	139,079
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		250	226,212
Pacific Gas and Electric Co., 4.20%, 06/01/41		310	217,775
Southern California Edison Co., 5.88%, 12/01/53		600	563,869
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(g)		162	155,467

			1,611,178

Electrical Equipment — 0.4%
FXI Holdings, Inc., 12.25%, 11/15/26(b)		1,760	1,602,075
Pearl Holding II Ltd., (6.00% Cash or 8.00% PIK), 6.00%(f)(g)(h)		95	2,388

			1,604,463

Energy Equipment & Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		58	56,106
6.25%, 04/01/28		121	112,654
Enerflex Ltd., 9.00%, 10/15/27(b)		53	52,337
Oceaneering International, Inc., 6.00%, 02/01/28(b)(i)		6	5,652
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		84	82,282
6.88%, 09/01/27		102	98,884

			407,915

Entertainment — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(g)	EUR	500	532,854

Environmental, Maintenance & Security Service — 0.1%
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	215	200,762

Financial Services — 1.3%
Ally Financial, Inc., Series B, (5-year CMT + 3.87%), 4.70%(a)(f)		550	377,432
BNP Paribas SA, (5-year CMT + 4.35%), 8.50%(a)(b)(f)		1,025	1,002,781
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		1,030	984,292
Freedom Mortgage Corp., 12.25%, 10/01/30		8	8,177
Global Aircraft Leasing Co. Ltd., Series 2021, (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(h)		51	48,364
Home Point Capital, Inc., 5.00%, 02/01/26(b)		171	159,730
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33(a)		2,235	2,148,463
Shriram Finance Ltd., 4.40%, 03/13/24(g)		200	196,600
UBS Group AG, (1-year CMT + 1.55%), 4.49%, 05/12/26(a)(b)		885	857,169

			5,783,008

Food Products — 0.1%
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(b)		249	246,654

Ground Transportation — 0.0%
Forward Air Corp., 9.50%, 10/15/31(i)		37	36,974

Health Care Equipment & Supplies(b) — 0.0%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28		115	115,342
Embecta Corp., 6.75%, 02/15/30		6	4,905

			120,247

Security		Par (000)	Value

Health Care Providers & Services — 0.2%
AHP Health Partners, Inc., 5.75%, 07/15/29(b)	USD	77	$64,680
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		85	72,906
6.00%, 01/15/29		48	38,764
5.25%, 05/15/30		171	129,990
Legacy LifePoint Health LLC, 4.38%, 02/15/27(b)		32	27,520
LifePoint Health, Inc.
9.88%, 08/15/30		79	76,482
11.00%, 10/15/30(i)		40	40,000
Medline Borrower LP, 5.25%, 10/01/29(b)		351	303,368
ModivCare, Inc., 5.88%, 11/15/25(b)		38	36,121
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		185	183,613
10.00%, 04/15/27		75	75,844

			1,049,288

Health Care Technology — 0.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		283	236,732

Hotels, Restaurants & Leisure — 1.5%
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25		85	83,837
8.13%, 07/01/27		220	221,049
4.63%, 10/15/29		107	90,635
Champion Path Holdings Ltd., 4.50%, 01/27/26(g)		200	175,398
Codere Finance 2 Luxembourg SA, (8.00% Cash and 3.00% PIK), 11.00%, 09/30/26(g)(h)	EUR	154	111,758
Constellation Merger Sub, Inc., 8.50%, 09/15/25(b)	USD	3,469	2,879,270
Fortune Star BVI Ltd.(g)
5.95%, 10/19/25		200	155,652
5.00%, 05/18/26		200	139,066
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)		50	49,891
Melco Resorts Finance Ltd.
4.88%, 06/06/25(g)		200	188,870
4.88%, 06/06/25(b)		200	188,870
5.63%, 07/17/27(g)		200	178,328
MGM China Holdings Ltd.(g)
5.38%, 05/15/24		200	196,543
5.88%, 05/15/26		200	189,516
Midco GB SASU, (8.50% Cash or 7.75% PIK), 7.75%, 11/01/27(g)(h)	EUR	150	150,024
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	21	16,170
5.88%, 09/01/31		21	15,487
Sands China Ltd.
5.38%, 08/08/25		200	193,474
5.65%, 08/08/28		200	187,625
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		61	57,272
Studio City Co. Ltd., 7.00%, 02/15/27(g)		200	188,416
Studio City Finance Ltd., 6.00%, 07/15/25(g)		200	188,840
Wynn Macau Ltd.
4.88%, 10/01/24(g)		300	291,150
5.63%, 08/26/28(b)		200	172,500
5.63%, 08/26/28(g)		200	172,500

			6,482,141

Household Durables — 0.1%
Dream Finders Homes, Inc., 8.25%, 08/15/28		16	16,108
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		12	12,232

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
Newell Brands, Inc., 6.00%, 04/01/46	USD	650	$481,662
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		81	51,816

			561,818

Independent Power and Renewable Electricity Producers — 0.4%
Alexander Funding Trust II, 7.47%, 07/31/28(b)		100	100,131
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(g)		200	179,860
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26(b)		675	550,132
Greenko Dutch BV, 3.85%, 03/29/26(g)		185	166,125
Greenko Power II Ltd., 4.30%, 12/13/28(g)		186	158,718
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25(g)		200	192,984
ReNew Power Pvt Ltd., 5.88%, 03/05/27(g)		200	184,036
SMC Global Power Holdings Corp., (5-year CMT + 9.20%), 7.00%(a)(f)(g)		200	159,436

			1,691,422

Insurance — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		141	126,243
6.75%, 10/15/27		491	456,636
FWD Group Ltd., 5.75%, 07/09/24(g)		200	196,572
HUB International Ltd., 7.00%, 05/01/26(b)		129	128,717
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30		92	92,675
10.50%, 12/15/30		26	26,453
NFP Corp., 8.50%, 10/01/31		26	26,039

			1,053,335

Interactive Media & Services — 0.5%
Vnet Group, Inc., 0.00%, 02/01/26(j)(k)		3,000	2,347,500

IT Services — 1.0%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		31	26,185
CA Magnum Holdings, 5.38%, 10/31/26(g)		200	176,468
Central Parent LLC/CDK Global II LLC/CDK Financing Co, Inc., 8.00%, 06/15/29		58	57,785
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		237	204,327
McAfee Corp., 7.38%, 02/15/30(b)		4,187	3,505,327
West Technology Group LLC, 8.50%, 04/10/27(b)		318	271,572

			4,241,664

Life Sciences Tools & Services — 0.0%
Star Parent, Inc., 9.00%, 10/01/30		86	86,903

Machinery — 0.1%
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28		50	47,375
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(h)		23	22,771
OT Merger Corp., 7.88%, 10/15/29(b)		21	12,850
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		186	182,280
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)		295	270,376

			535,652

Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
4.25%, 02/01/31		117	93,136
7.38%, 03/01/31		367	354,459
Charter Communications Operating LLC/Charter Communications Operating Capital 3.70%, 04/01/51		105	61,099

Security		Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital (continued) 4.40%, 12/01/61	USD	600	$369,659
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27(b)		181	160,727
7.75%, 04/15/28(b)		126	100,600
9.00%, 09/15/28		128	126,763
7.50%, 06/01/29(b)		74	56,583
CMG Media Corp., 8.88%, 12/15/27(b)		46	36,005
Comcast Corp.
3.75%, 04/01/40		110	85,211
2.94%, 11/01/56		54	30,690
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		385	359,089
CSC Holdings LLC(b)
11.25%, 05/15/28		200	199,217
4.50%, 11/15/31		200	141,556
DISH DBS Corp.
5.25%, 12/01/26(b)		66	56,090
5.75%, 12/01/28(b)		51	39,206
5.13%, 06/01/29		82	45,459
DISH Network Corp., 11.75%, 11/15/27(b)		142	143,060
Frontier Communications Holdings LLC(b)
5.88%, 10/15/27		51	46,383
5.00%, 05/01/28		49	41,837
8.75%, 05/15/30		194	184,198
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(f)(g)		200	185,502
Gray Television, Inc.(b)
5.88%, 07/15/26		30	26,954
7.00%, 05/15/27		32	27,520
Hughes Satellite Systems Corp., 5.25%, 08/01/26		10	8,992
Iliad Holding SASU, 7.00%, 10/15/28(b)		289	263,070
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(h)		2,079	613,137
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		77	50,767
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(f)(g)		200	193,786
Nexstar Media, Inc., 5.63%, 07/15/27(b)		5	4,450
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(b)		54	47,578
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26		42	31,906
6.50%, 09/15/28		98	51,450
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)		57	35,344
Univision Communications, Inc.(b)
8.00%, 08/15/28		47	45,566
7.38%, 06/30/30		49	44,781
Virgin Media Secured Finance PLC, 5.25%, 05/15/29(g)	GBP	500	524,643
VZ Vendor Financing II BV, 2.88%, 01/15/29(g)	EUR	500	407,032

			5,293,505

Metals & Mining — 0.4%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(g)	USD	200	198,900
Big River Steel LLC/BRS Finance Corp., Series L, 6.63%, 01/31/29(b)		244	241,082
JSW Steel Ltd., 3.95%, 04/05/27(g)		200	175,148
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)		95	75,252
Mineral Resources Ltd., 9.25%, 10/01/28		5	5,050
New Gold, Inc., 7.50%, 07/15/27(b)		100	93,348

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Novelis Corp.(b)
3.25%, 11/15/26	USD	81	$72,341
4.75%, 01/30/30		99	85,679
3.88%, 08/15/31		107	85,449
Periama Holdings LLC, 5.95%, 04/19/26(g)		250	236,565
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(g)		412	368,299

			1,637,113

Multi-Utilities — 0.0%
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26(g)		200	182,498

Oil, Gas & Consumable Fuels — 3.1%
Apache Corp., 5.35%, 07/01/49		9	6,895
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
Series B, 9.00%, 11/01/27		81	102,060
Series B, 8.25%, 12/31/28		118	116,772
Series B, 5.88%, 06/30/29		82	73,736
Callon Petroleum Co.
6.38%, 07/01/26		42	41,219
8.00%, 08/01/28(b)		62	62,089
7.50%, 06/15/30(b)		191	185,189
CITGO Petroleum Corp.(b)
7.00%, 06/15/25		32	31,524
6.38%, 06/15/26		51	50,363
8.38%, 01/15/29		68	67,912
Civitas Resources, Inc.(b)
8.38%, 07/01/28		107	108,873
8.75%, 07/01/31		119	121,555
Comstock Resources, Inc., 6.75%, 03/01/29(b)		106	97,509
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		342	303,131
Crescent Energy Finance LLC(b)
7.25%, 05/01/26		142	139,160
9.25%, 02/15/28		94	95,969
CrownRock LP/CrownRock Finance, Inc.(b)
5.63%, 10/15/25		104	102,331
5.00%, 05/01/29		7	6,559
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30		22	22,003
Diamondback Energy, Inc., 6.25%, 03/15/33		885	885,505
Earthstone Energy Holdings LLC(b)
8.00%, 04/15/27		73	74,717
9.88%, 07/15/31		36	39,149
Enbridge, Inc., (5-year CMT + 4.43%), 8.50%, 01/15/84		19	18,844
Energy Transfer LP
5.40%, 10/01/47		150	123,712
Series G, (5-year CMT + 5.31%), 7.13%(a)(f)		159	137,085
EnLink Midstream Partners LP, 5.60%, 04/01/44		22	18,260
Hess Corp., 5.80%, 04/01/47		248	226,148
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26(g)		200	198,234
MPLX LP, 4.95%, 03/14/52		400	312,939
Nabors Industries Ltd.(b)
7.25%, 01/15/26		64	61,840
7.50%, 01/15/28		21	19,414
Nabors Industries, Inc.
5.75%, 02/01/25		67	65,576
7.38%, 05/15/27(b)		78	75,455
New Fortress Energy, Inc.(b)
6.75%, 09/15/25		81	77,323

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc.(b) (continued)
6.50%, 09/30/26	USD	4,036	$3,716,168
Northern Oil and Gas, Inc.(b)
8.13%, 03/01/28		199	198,761
8.75%, 06/15/31		65	65,488
Shelf Drilling North Sea Holdings Ltd., 10.25%, 10/31/25(b)		2,499	2,505,372
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(i)		35	35,088
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/26(b)(l)		2,349	2,255,449
Transocean Aquila Ltd., 8.00%, 09/30/28(b)(i)		13	13,000
Transocean, Inc.(b)
7.50%, 01/15/26		67	65,480
11.50%, 01/30/27		100	104,875
8.00%, 02/01/27		40	38,500
8.75%, 02/15/30		152	155,420
Valaris Ltd., 8.38%, 04/30/30(b)		134	134,100
Venture Global LNG, Inc.(b)
8.13%, 06/01/28		210	207,930
8.38%, 06/01/31		270	265,427
Vital Energy, Inc.
10.13%, 01/15/28		22	22,424
9.75%, 10/15/30		22	22,490

			13,875,022

Passenger Airlines(b) — 0.0%
Allegiant Travel Co., 7.25%, 08/15/27		18	16,943
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26		13	11,744
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25		23	22,988
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/27		21	18,086
6.38%, 02/01/30		24	18,537

			88,298

Pharmaceuticals — 0.3%
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53		650	603,949
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29	EUR	750	805,989

			1,409,938

Real Estate Management & Development — 0.6%
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	USD	34	30,685
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., Series AI, 7.00%, 04/15/30		58	52,706
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(b)		62	57,201
8.88%, 09/01/31		20	19,350
Fantasia Holdings Group Co. Ltd.(c)(m)
11.75%, 04/17/22(g)		710	28,400
12.25%, 12/31/79		200	8,000
Greystar Real Estate Partners LLC, 7.75%, 09/01/30		2	1,976
NWD Finance BVI Ltd., (5-year CMT + 7.89%), 5.25%(a)(f)(g)		200	116,364
Pakuwon Jati Tbk PT, 4.88%, 04/29/28(g)		200	179,452
PCPD Capital Ltd., 5.13%, 06/18/26(g)		200	145,058
Theta Capital Pte. Ltd., 8.13%, 01/22/25(g)		200	154,966

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
VICI Properties LP, 5.13%, 05/15/32	USD	990	$886,123
VLL International, Inc., 5.75%, 11/28/24(g)		200	194,394
WeWork Cos LLC(b)(h)
(5.00% Cash and 6.00% PIK), 11.00%, 08/15/27		2,018	201,825
(7.00% Cash and 8.00% PIK), 15.00%, 08/15/27(d)		1,608	771,731

			2,848,231

Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc., 3.75%, 02/15/51(b)		1,765	1,179,988
NCR Atleos Escrow Corp., 9.50%, 04/01/29		19	18,377

			1,198,365

Software — 1.8%
Alteryx, Inc., 8.75%, 03/15/28(b)		48	47,786
Boxer Parent Co., Inc.(b)
7.13%, 10/02/25		91	90,545
9.13%, 03/01/26		134	133,625
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		132	127,976
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		3,310	2,927,135
9.00%, 09/30/29		211	183,359
MicroStrategy, Inc., 6.13%, 06/15/28(b)		3,053	2,711,491
Sabre GLBL, Inc., 8.63%, 06/01/27		41	34,760
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		2,043	1,706,956

			7,963,633

Specialized REITs — 0.0%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		127	124,391

Specialty Retail — 0.0%
Staples, Inc., 7.50%, 04/15/26(b)		23	18,914

Textiles, Apparel & Luxury Goods — 0.1%
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(c)(g)(j)(m)	EUR	300	274,711
Hanesbrands, Inc.(b)
4.88%, 05/15/26	USD	4	3,667
9.00%, 02/15/31		26	24,782

			303,160

Tobacco — 0.0%
BAT Capital Corp., 4.54%, 08/15/47		100	68,834

Transportation Infrastructure(g) — 0.1%
Delhi International Airport Ltd., 6.13%, 10/31/26		200	192,048
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27		200	177,902

			369,950

Wireless Telecommunication Services — 0.8%
Digicel Holdings, 8.75%, 05/25/24		168	151,351
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.75%, 05/25/24(b)		3,901	3,489,093

			3,640,444

Total Corporate Bonds — 21.5% (Cost: $104,251,694)			95,204,755

Security		Par (000)	Value

Fixed Rate Loan Interests

Media — 0.0%
AVSC Holding Corp., 2020 Term Loan B3, (5.00% Cash and 10.00% PIK), 15.00%, 10/15/26(h)	USD	35	$36,331

Specialty Retail — 0.1%
Razor Group GmbH, (Defaulted), 0.00%, 09/30/23(d)		428	427,663

Wireless Telecommunication Services(d) — 0.0%
Ligado Networks LLC
2023 Fixed PIK Super Priority First Out Term Loan, 15.50%, 11/01/23		77	76,241
2023 PIK Super Priority First Out Term Loan, (15.50% Cash and 1.00% PIK), 16.50%, 11/01/23(h)		46	45,282

			121,523

Total Fixed Rate Loan Interests — 0.1% (Cost: $581,085)			585,517

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.7%
Atlas CC Acquisition Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.93%, 05/25/28		2,040	1,896,996
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.93%, 05/25/28		351	327,030
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.65%, 10/31/28		32	32,199
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.36%, 08/03/29		34	33,437
Dynasty Acquisition Co., Inc., 2023 Term Loan B1, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28		145	144,325
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR + 5.60%), 10.92%, 04/09/26		24	21,577
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.23%, 02/01/29		95	92,632
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/01/28		161	160,611
Standard Aero Ltd., 2023 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.32%, 08/24/28		62	61,854
TransDigm, Inc., 2023 Term Loan I, (3-mo. CME Term SOFR + 3.25%), 8.64%, 08/24/28		133	133,157

			2,903,818

Automobile Components — 0.0%
Adient U.S. LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.68%, 04/10/28		38	38,059
Clarios Global LP, 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.07%, 05/06/30		125	124,610
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.00%), 10.48%, 11/17/28		49	41,491

			204,160

Automobiles — 0.0%
Dealer Tire Financial LLC, Series B, Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 12/14/27		94	93,799

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Beverages — 0.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.49%, 01/24/30	USD	144	$115,685
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.74%, 01/24/29		223	211,539

			327,224

Broadline Retail — 0.5%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.83%, 11/24/28		75	75,078
LSF9 Atlantis Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.64%, 03/31/29		1,642	1,570,303
Midas Intermediate Holdco II LLC, 2022 PIK Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.85%, 1.50% PIK), 15.17%, 06/30/27(h)		131	123,345
PUG LLC
2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.68%, 02/12/27(d)		30	28,785
USD Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 02/12/27		176	165,608
Sally Holdings, LLC, 2023 CovLite Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 02/28/30		29	28,855
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 12/21/27		13	10,470

			2,002,444

Building Products — 0.1%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 05/13/29		33	32,519
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 04/12/28		9	9,102
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 11/23/27		63	59,491
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.92%, 04/28/29		45	44,597
IPS Corp., 2021 2nd Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.42%, 10/01/29(d)		115	97,750
Jeld-Wen, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 07/28/28		60	60,264
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.74%, 12/31/26		95	94,853

			398,576

Capital Markets — 2.5%
Ascensus Holdings, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.03%, 08/02/29		51	48,092
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 08/02/28		156	153,815
Astra Acquisition Corp.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.90%, 10/25/28		6,000	4,480,652

Security		Par (000)	Value

Capital Markets (continued)
Astra Acquisition Corp. (continued)
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.88%), 14.53%, 10/25/29(d)	USD	4,702	$3,357,433
Axalta Coating Systems U.S. Holdings, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.90%, 12/20/29		50	49,914
Castlelake Aviation Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 10/22/26		74	74,331
Castlelake Aviation One DAC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.42%, 10/22/27		32	31,681
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 06/30/28		78	77,736
2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.82%, 06/30/28		43	42,908
Foreside Financial(d)
Incremental Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.82%, 09/30/27		1,657	1,634,088
Revolver, (3-mo. CME Term SOFR + 5.25%), 10.79%, 09/30/27		26	25,727
GC Champion Acquisition LLC(d)
1st Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 12.06%, 08/21/28		48	47,523
1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.78%, 08/21/28		175	171,082
Giving Home Health Care, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.99%, 08/19/27(d)		162	163,455
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. CME Term SOFR + 4.75%), 10.24%, 04/03/28		16	15,399
Learning Care Group U.S. No. 2, Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.13%, 08/11/28		10	9,983
LHS Borrower LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 02/16/29		263	239,684
Osaic Holdings, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.50%), 9.82%, 08/17/28		72	71,410
Pico Quantitative Trade Holding LLC, Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 12.92%, 02/07/25(d)		439	442,851
Press Ganey Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.43%, 07/24/26		112	107,840

			11,245,604

Chemicals — 0.2%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.42%, 09/30/29		91	81,559
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.17%, 11/24/28		45	41,850
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.32%, 08/27/26		57	55,702
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 8.82%, 08/18/28(d)		51	50,363

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
CPC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 12/29/27	USD	14	$11,451
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.77%, 10/04/29		40	38,147
Element Solutions, Inc., 2019 Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.32%, 01/31/26		47	46,659
HB Fuller Co., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.57%, 02/15/30		16	15,937
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR + 3.93%), 9.42%, 07/03/28		35	30,983
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.92%, 02/18/30		30	29,663
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.67%, 10/15/28		13	12,773
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.81%, 10/15/28		91	89,045
Messer Industries GmbH, 2018 USD Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.15%, 03/02/26		54	54,064
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.82%, 03/29/28		79	76,312
Nouryon USA LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 04/03/28		40	39,319
Olympus Water U.S. Holding Corp., 2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 11/09/28		30	29,881
OQ Chemicals Corp., 2017 USD Term Loan B2, (1-mo. CME Term SOFR + 3.60%), 8.93%, 10/14/24		96	95,655
PQ Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.97%, 06/09/28		63	62,492
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.63%, 03/16/27		48	48,173
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.69%, 08/02/28		95	94,960
Starfruit Finco BV, 2018 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 10/01/25		3	2,708
W.R. Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.40%, 09/22/28		45	44,811

			1,052,507

Commercial Services & Supplies — 3.4%
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.17%, 05/12/28		226	218,089
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 05/12/28		15	14,756
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 02/15/29		32	31,020
Aramark Services, Inc., 2023 Term Loan B6, (1-mo. CME Term SOFR + 2.50%), 7.93%, 06/22/30		32	31,840
Fusion Holding Corp.(d)
Revolver, 09/15/27(n)		19	18,593

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Fusion Holding Corp.(d) (continued)
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.64%, 09/14/29	USD	229	$226,029
GFL Environmental, Inc., 2023 First Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 05/31/27		34	33,946
INH Buyer, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.49%, 06/28/28(d)		2,738	2,266,664
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.42%, 10/29/28		80	79,683
NEP/NCP Holdco, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.25%), 8.68%, 10/20/25		64	61,369
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.88%, 12/15/28		52	41,809
Prime Security Services Borrower LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.19%, 09/23/26		76	75,438
Security Services Acquisition Sub Corp., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.42%, 02/15/24(d)		2,267	2,249,973
Syndigo LLC, 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.00%), 13.67%, 12/15/28(d)		2,000	1,740,000
Tempo Acquisition LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 08/31/28		234	233,588
Terraboost Media, Term Loan, (3-mo. LIBOR US at 1.00% Floor + 6.00%), 11.66%, 08/21/26(d)		2,563	2,327,230
Thrasio LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.65%, 12/18/26		2,970	2,118,461
Thunder Purchaser, Inc.(d)
2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.29%, 06/30/28		109	106,047
2021 Term Loan, (3-mo. LIBOR US at 1.00% Floor + 5.75%), 11.29%, 06/30/28		262	254,171
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.29%, 06/30/28		571	553,712
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.29%, 06/30/27		172	167,105
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.29%, 06/30/28		2,162	2,096,354
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.42%, 11/02/27		99	94,149
Viad Corp., Initial Term Loan, (1-mo. CEM Term SOFR + 5.00%), 10.43%, 07/30/28		53	52,328

			15,092,354

Communications Equipment — 0.0%
Ciena Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.82%, 01/18/30		12	11,950
Viasat, Inc.
2023 Term Loan, 05/30/30(n)		33	30,546
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 03/02/29		55	51,068

			93,564

9

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction & Engineering — 0.6%
Brand Industrial Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.87%, 08/01/30	USD	159	$154,677
Corestates, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.65%, 03/31/28(d)		331	317,121
Geo Parent Corp., Term Loan, (6-mo. CME Term SOFR + 5.25%), 10.80%, 12/19/25(d)		962	938,161
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 12/16/27		10	9,925
Pueblo Mechanical and Controls LLC(d)
2022 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.39%, 08/23/28		497	489,558
2022 Revolver, (Prime + 5.00%), 13.50%, 08/23/27		53	52,035
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.38%, 08/23/28		718	706,221
USIC Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.93%, 05/12/28		65	63,524

			2,731,222

Construction Materials — 0.5%
American Builders & Contractors Supply Co., Inc., Series A, 2019 Term Loan, (1-mo. CME Term SOFR + 2.00%), 7.42%, 01/15/27		30	30,014
Kellermeyer Bergensons Services LLC(d)
2019 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.52%, 11/07/26		413	390,693
2020 Delayed Draw Term Loan, (3-mo. LIBOR US at 1.00% Floor + 6.00%), 11.52%, 11/07/26		91	85,956
2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.52%, 11/07/26		126	119,061
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.31%, 03/08/29		34	27,307
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.99%, 04/29/29		57	56,607
Quikrete Holdings, Inc., 2023 Term Loan B, 03/19/29(n)		25	24,923
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.94%, 09/22/28		61	61,478
Thermostat Purchaser III, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.82%, 08/31/29(d)		1,388	1,317,027

			2,113,066

Consumer Finance — 0.4%
WorldRemit Ltd., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 9.25%), 14.81%, 02/10/25(d)		2,000	1,986,000

Consumer Staples Distribution & Retail — 0.3%
JP Intermediate B LLC, Term Loan, (3-mo. LIBOR US at 1.00% Floor + 5.50%), 11.13%, 11/20/25(d)		1,461	1,062,072
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.43%, 09/13/26		24	24,553
2021 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.93%, 11/22/28		100	99,769

			1,186,394

Security		Par (000)	Value

Containers & Packaging — 0.8%
Charter Next Generation, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 12/01/27	USD	164	$161,958
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 08/14/26		51	50,809
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1-mo. CME Term SOFR + 3.25%), 8.68%, 02/05/26		7	7,073
Supplyone, Inc.(d)
Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.42%, 02/01/24		1,240	1,228,360
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.43%, 02/01/24		1,955	1,935,982
Trident TPI Holdings, Inc., 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.65%, 09/15/28		52	51,802

			3,435,984

Distributors — 0.0%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.38%, 10/28/27		69	65,219

Diversified Consumer Services — 2.2%
2U, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.95%, 12/28/26		350	323,587
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.75%), 11.17%, 12/10/29		123	104,678
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/11/28		42	40,237
BW Holding, Inc., 2021 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.57%, 12/14/28(d)		3,079	2,737,178
Chronicle Bidco, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 12.07%, 05/18/29(d)		2,926	2,908,925
Employ, Inc., Term Loan, (3-mo. CME Term SOFR + 8.00%), 13.43%, 07/15/29(d)		250	245,317
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.39%, 06/12/30		59	59,028
Laseraway Intermediate Holdings II LLC, Term Loan, (3-mo. LIBOR US at 0.75% Floor + 5.75%), 11.32%, 10/14/27		1,120	1,098,668
MSM Acquisitions, Inc.(d)
2021 Delayed Draw Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.50%, 12/09/26		81	76,990
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.50%, 12/09/26		348	331,745
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.64%, 12/09/26		143	136,278
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.50%, 12/09/26		1,056	1,006,092
Sotheby’s, Series L, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 10.07%, 01/15/27		158	153,664
Spring Education Group, Inc., Term Loan, 09/29/30(n)		37	36,537
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.43%, 07/30/25		33	32,545

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	10

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 10.43%, 09/01/25	USD	95	$82,041
Wand NewCo 3, Inc., 2020 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/05/26		143	142,893
WCG Purchaser Corp., 2019 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.43%, 01/08/27		62	61,244

			9,577,647

Diversified REITs — 0.0%
RHP Hotel Properties, LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.07%, 05/18/30		55	54,807

Diversified Telecommunication Services — 0.6%
Altice Financing SA
2017 USD Term Loan B, (3-mo. LIBOR US + 2.75%), 8.32%, 07/15/25		7	6,601
USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.32%, 01/31/26		81	79,887
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.81%, 08/15/28		85	76,589
Connect Finco SARL, 2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.82%, 12/11/26		187	183,069
Consolidated Communications, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.93%, 10/02/27		19	17,037
Iridium Satellite LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.90%, 09/20/30		93	92,561
Level 3 Financing, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 03/01/27		65	61,279
Lumen Technologies, Inc., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.68%, 03/15/27		99	70,387
ORBCOMM, Inc., Term Loan B, (1-mo. LIBOR US at 0.75% Floor + 4.25%), 9.80%, 09/01/28		65	58,165
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 09/25/26		148	121,201
Telesat Canada, Term Loan B5, (3-mo. CME Term SOFR + 2.75%), 8.43%, 12/07/26		13	9,269
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.25%), 8.70%, 01/31/29		78	75,996
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 03/09/27		2,096	1,706,954

			2,558,995

Electrical Equipment — 0.4%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.40%, 06/23/28		64	62,954

Security		Par (000)	Value

Electrical Equipment (continued)
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.82%, 12/29/27(d)	USD	1,426	$1,347,727
Emerald Technologies (U.S.) Acquisition., Inc., Revolver, (1-mo. CME Term SOFR + 6.00%), 11.41%, 12/29/26(d)		299	273,573

			1,684,254

Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., 2022 Term Loan B, (1-mo. CEM Term SOFR + 2.75%), 8.18%, 07/02/29		58	57,738
ESO Solutions, Inc., Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.33%, 05/03/27(d)		182	176,196

			233,934

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.43%, 06/28/24(d)		1	573
2020 Take Back Term Loan, (1-mo. CME Term SOFR + 4.00%, 3.00% PIK), 12.43%, 06/30/25(h)		5	2,855

			3,428

Entertainment — 1.5%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.45%, 04/22/26		99	79,683
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 03/08/30		50	49,408
City Football Group Ltd., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 07/21/28		95	94,696
Creative Artists Agency LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.82%, 11/27/28		101	100,135
Delta 2 Lux SARL, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 01/15/30		78	77,922
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (6-mo. LIBOR US at 1.00% Floor + 3.00%), 8.73%, 03/08/24		5,388	5,203,331
Gympass, Term Loan, (1-mo. CME Term SOFR + 4.00%, 4.00% PIK), 13.45%, 06/24/27(d)(h)		262	261,096
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 7.17%, 10/19/26		94	93,344
NEP/NCP Holdco, Inc., 2018 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.00%), 12.43%, 10/19/26		141	110,717
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.18%, 03/13/28		52	51,875
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR + 2.50%), 8.13%, 01/23/25		33	32,816
Streamland Media Midco LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.25%), 12.88%, 12/31/24(d)		75	72,469
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.37%, 04/29/26		44	43,637

11

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Entertainment (continued)
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.18%, 05/18/25	USD	158	$157,233
WMG Acquisition Corp., 2021 Term Loan G, (1-mo. CME Term SOFR + 2.13%), 7.56%, 01/20/28		138	138,364

			6,566,726

Financial Services — 10.9%
2-10 HBW, Term Loan, (1-mo. LIBOR US at 0.75% Floor + 6.00%), 11.42%, 03/26/26(d)		2,115	2,071,658

ABG Intermediate Holdings 2 LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.42%, 12/20/29		5	5,226
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 12/21/28		52	51,668
AHF Parent Holding, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.90%, 02/01/28		1,850	1,785,250
ARAS Corp.(d)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 12.14%, 04/13/27		111	107,108
Term Loan, (3-mo. LIBOR US at 1.00% Floor + 6.75%), 12.20%, 04/13/27		2,249	2,170,548
Arrow Purchaser, Inc.(d)
Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 12.22%, 04/15/26		102	99,678
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 12.18%, 04/15/26		904	880,016
Belron Finance U.S. LLC
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.25%), 7.88%, 10/30/26		41	40,341
2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.43%), 8.06%, 04/13/28		109	108,847
Belron Luxembourg SARL, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.16%, 04/18/29		22	21,938
Bynder Holding BV, Term Loan Tranche A, (3-mo. CME Term SOFR + 7.25%), 12.60%, 01/26/29(d)		15	14,738
CBI-Gator Acquisition LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.34%, 10/25/27(d)		2,762	2,562,917
CivicPlus LLC(d)
2022 Holdco Notes, (6-mo. CME Term SOFR at 0.75% Floor + 11.75%), 17.09%, 06/09/34		664	659,512
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%, 2.50% PIK), 12.07%, 08/24/27(h)		368	365,618
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.42%, 08/24/27		11	10,871
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%, 2.50% PIK), 12.07%, 08/24/27(h)		785	779,985
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.14%, 04/09/27		261	253,765
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.40%, 04/07/28		130	122,200
Freedom Financial Network Funding LLC
1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.00%), 14.54%, 09/21/27(d)		375	360,000
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.00%), 14.20%, 09/21/27		125	120,000

Security		Par (000)	Value

Financial Services (continued)
FSK Pallet Holding Corp., Term Loan, (3-mo. CME Term SOFR at 1.25% Floor + 6.00%), 11.43%, 12/23/26(d)	USD	100	$96,041
GC Waves Holdings, Inc., 2023 Replacing Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.42%, 08/11/28(d)		3,926	3,902,792
GIP Pilot Acquisition Partners LP, Term Loan, 09/18/30(d)(n)		13	12,951
Greystone Affordable Housing Initiatives LLC(d)
2022 Term Loan, (1-mo. CME Term SOFR + 6.50%), 11.93%, 03/08/27		1,636	1,622,664
Delayed Draw Term Loan, (6-mo. CME Term SOFR + 6.00%), 11.84%, 07/01/26		2,800	2,774,800
HowlCo LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.42%, 10/23/26(d)		1,092	1,066,784
IT Parent LLC(d)
2021 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.67%, 10/01/26		311	288,527
Revolver, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.82%, 10/01/26		323	299,195
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.67%, 10/01/26		2,441	2,263,078
Job & Talent USA, Inc.(d)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.75%), 14.20%, 02/17/25		500	499,000
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.75%), 14.20%, 02/18/25		1,500	1,497,000
Term loan 3, (1-mo. CME Term SOFR at 1.00% Floor + 8.75%), 14.20%, 02/17/25		2,000	1,996,000
Kid Distro Holdings LLC, Term Loan, (3-mo. LIBOR US at 1.00% Floor + 5.75%), 11.04%, 10/01/27(d)		1,291	1,212,039
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 12/17/27		7	7,219
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.67%, 03/24/25		78	78,032
LJ Avalon Holdings LLC(d)
Delayed Draw Term Loan, 02/01/30(n)		3	3,245
Revolver, 02/01/29(n)		9	9,161
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.77%, 02/01/30		57	56,213
Lucky US Buyerco LLC(d)
Revolver, 04/01/29(n)		11	10,915
Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.82%, 04/01/29		87	85,252
Money Transfer Acquisition, Inc., 2022 Term Loan, (1-mo. CME Term SOFR + 8.25%), 13.67%, 11/15/27(d)		456	447,565
Oak Purchaser, Inc.(d)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.96%, 04/28/28		642	623,890
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.97%, 04/28/28		2,159	2,098,286
Oasis Financial LLC, 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.50%), 13.94%, 07/05/26(d)		2,000	1,960,000
Porcelain Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.49%, 04/30/27(d)		1,232	1,184,986
PTSH Intermediate Holdings LLC(d)
Delayed Draw Term Loan, (3-mo. LIBOR US at 0.75% Floor + 5.75%), 11.29%, 12/17/27		474	468,277

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	12

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Financial Services (continued)
PTSH Intermediate Holdings LLC(d) (continued)
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.75%), 11.15%, 12/17/27	USD	2,495	$2,467,534
Serrano Parent, LLC(d) Revolver, 05/13/30(n)		9	8,928
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.87%, 05/13/30		90	89,280
Showtime Acquisition LLC (World Choice)(d)
Delayed Draw Term Loan, 08/07/28(n)		5	4,971
Revolver, 08/07/28(n)		6	6,213
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.97%, 08/07/28		88	86,768
Sotera Health Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 12/11/26		110	108,753
Superman Holdings LLC(d)
2021 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.13%), 11.52%, 08/31/27		1,116	1,103,795
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.13%), 11.52%, 08/31/27		561	555,110
Travelport Finance SARL, 2023 Consented Term Loan, (3-mo. CME Term SOFR + 8.50%), 13.89%, 05/29/26		60	34,528
UPC Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 2.93%), 8.37%, 01/31/29		63	62,231
Wealth Enhancement Group LLC, 2021 August Delayed Draw Term Loan, (3-mo. LIBOR US + 5.75%), 11.26%, 10/04/27(d)		1,192	1,175,986
WEX, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.68%, 03/31/28		22	22,441
Wharf Street Rating Acquisition LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.52%, 12/10/27(d)		3,911	3,797,230
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 10/19/27		64	63,626
Zilliant, Inc., Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%, 4.50% PIK), 11.92%, 12/21/27(d)(h)		1,606	1,526,877

			48,270,067

Food Products — 0.6%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.18%, 10/01/25		57	54,412
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.18%, 10/01/25		111	106,331
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR + 2.50%), 7.82%, 10/10/26		5	4,855
Chobani LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.93%, 10/25/27		163	162,856
Froneri International Ltd., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.25%), 7.67%, 01/29/27		126	124,790
H-Food Holdings LLC
2018 Incremental Term Loan B2, (6-mo. LIBOR US + 4.00%), 9.58%, 05/23/25		1,428	1,245,553
2018 Term Loan B, (3-mo. LIBOR US + 3.69%), 9.27%, 05/23/25		836	726,103
2020 Incremental Term Loan B3, (1-mo. LIBOR US at 1.00% Floor + 5.00%), 10.58%, 05/23/25		11	9,284

Security		Par (000)	Value

Food Products (continued)
Nomad Foods U.S. LLC, Term Loan B4, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.47%, 11/12/29	USD	32	$31,974
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.13%, 06/08/28		129	128,897
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.90%, 03/31/28		52	51,156
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 01/20/28		126	125,655

			2,771,866

Ground Transportation — 0.1%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.18%, 04/06/28		53	52,457
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 08/06/27		66	65,159
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR + 5.50%), 10.91%, 08/04/25		27	24,017
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.16%, 03/03/30		82	82,303

			223,936

Health Care Equipment & Supplies — 1.9%
Appriss Health LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 12.23%, 05/06/27(d)		1,407	1,377,011
Bausch & Lomb Corp., 2023 Incremental Term Loan, 09/14/28(d)(n)		40	39,450
Bausch and Lomb, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.76%, 05/10/27		85	82,289
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.66%, 11/03/28		157	154,727
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.50%), 10.15%, 03/05/26		36	33,006
Insulet Corp., Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.68%, 05/04/28		31	31,040
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 10/23/28		238	237,565
Team Services Group, Second Lien Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 9.00%), 14.88%, 12/18/28(d)		2,265	2,038,169
Touchstone Acquisition, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.42%, 12/29/28(d)		4,432	4,313,128

			8,306,385

Health Care Providers & Services — 1.6%
Alcami Corp., 2022 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.42%, 12/21/28(d)		71	71,406
Aveanna Healthcare LLC
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.57%, 12/10/29		1,189	773,175
2021 Term Loan B, (3-mo. CME Term SOFR + 3.75%), 9.27%, 07/17/28		1,916	1,713,886
BW NHHC Holdco, Inc.
2022 1st Lien Second Out Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 13.39%, 01/15/26		2,009	1,698,039

13

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Health Care Providers & Services (continued)
BW NHHC Holdco, Inc. (continued)
2022 2nd Lien Third Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 12.00%), 17.39%, 11/15/26	USD	1,548		$619,069
2022 Super Priority Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 12.89%, 01/15/26		426		427,107
CBI-Gator Acquisition LLC, Revolver, (3-mo. LIBOR US at 1.00% Floor + 5.75%), 11.45%, 10/25/27(d)		246		228,723
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 09/29/28		56		55,795
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.80%, 11/08/27		79		78,287
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 11/01/28		157		156,554
Envision Healthcare Corp., 2022 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.25%), 9.64%, 03/31/27		40		8,956
EyeCare Partners LLC, 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.75%), 12.18%, 11/15/29		76		39,529
MED ParentCo LP, 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.25%), 9.68%, 08/31/26		29		27,691
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.52%, 11/01/29		80		71,400
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 10/27/28		63		63,622
PetVet Care Centers LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.92%, 02/14/25		2		1,934
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.25%), 13.63%, 04/29/25		1,254		840,057
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.77%, 11/01/28		–	(o)	44
Surgery Center Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.19%, 08/31/26		32		32,056
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.67%, 05/16/29		38		37,513

				6,944,843

Health Care Technology — 0.4%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.57%, 02/15/29		142		139,394
Polaris Newco LLC, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.43%, 06/02/28		220		210,175

Security		Par (000)	Value

Health Care Technology (continued)
Verscend Holding Corp.
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.00%), 12.43%, 04/02/29	USD	1,309	$1,307,462
2021 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.43%, 08/27/25		63	62,733

			1,719,764

Hotels, Restaurants & Leisure — 1.6%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.18%, 02/02/26		88	84,817
Alterra Mountain Co., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 05/31/30		8	7,980
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.84%, 10/02/28		64	62,493
Caesars Entertainment, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 02/06/30		33	32,815
Carnival Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.33%, 08/08/27		42	41,738
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.00%), 7.42%, 03/17/28		74	74,478
ClubCorp Holdings, Inc., 2017 Term Loan B, (1-mo. LIBOR US + 2.75%), 8.18%, 09/18/24		1,884	1,850,762
ECL Entertainment, LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.14%, 08/31/30		20	19,942
Fertitta Entertainment LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/27/29		206	203,531
Flutter Financing BV, 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.90%, 07/22/28		36	36,499
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 7.17%, 06/22/26		46	46,231
IRB Holding Corp., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 12/15/27		109	108,267
Oravel Stays Singapore Pte. Ltd., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 8.25%), 13.91%, 06/23/26		4,763	4,072,259
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.67%, 03/09/28		54	31,879
PENN Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.17%, 05/03/29		93	93,075
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 01/05/29		22	21,828
Scientific Games International, Inc., 2022 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 04/14/29		102	101,585
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 08/25/28		30	29,667
Station Casinos LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 0.25% Floor + 2.25%), 7.67%, 02/08/27		63	62,454

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	14

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Travelport Finance Luxembourg SARL, 2020 Super Priority Term Loan, 02/28/25(n)	USD	1	$943
Whatabrands LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 08/03/28		111	111,008
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.67%, 05/24/30		16	15,697

			7,109,948

Household Durables — 1.2%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.90%, 05/17/28		86	70,610
Colony Display LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 15.15%, 06/30/26(d)		1,322	1,222,581
HomeRenew Buyer, Inc.(d)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 12.02%, 11/23/27		1,300	1,258,643
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 12.00%, 11/23/27		451	436,997
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 12.02%, 11/23/27		2,121	2,053,567
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.89%, 02/26/29		135	130,725
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 10/06/28		114	96,398
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 10/30/27		170	152,710

			5,422,231

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 07/31/30		54	53,672

Industrial Conglomerates — 0.7%
Patriot Home Care, Term Loan, (1-mo. LIBOR US + 6.00%), 11.43%, 05/05/28(d)		2,934	2,876,989
Stitch Aquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.40%, 07/28/28		118	89,572

			2,966,561

Insurance — 2.9%
Alera Group Holdings, Inc.(d)
2021 1st Lien Delayed Draw Term Loan, (1-week CME Term SOFR + 6.00%), 11.32%, 10/02/28		523	521,162
2021 Delayed Draw Term Loan, (1-mo. CME Term SOFR + 6.00%), 6.75%, 10/02/28		861	857,734
2021 Term Loan, (1-week CME Term SOFR at 0.75% Floor + 6.00%), 11.48%, 10/02/28		3,030	3,018,175
Alliant Holdings Intermediate LLC
2021 Term Loan B4, (1-mo. LIBOR US at 0.50% Floor + 3.50%), 8.93%, 11/05/27		111	110,358
2023 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/05/27		229	228,476
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 7.68%, 02/19/28		112	111,779
2023 Incremental Term Loan B, (1-mo. CEM Term SOFR + 2.75%), 8.18%, 02/19/28		24	23,775

Security		Par (000)			Value

Insurance (continued)
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.93%, 02/12/27	USD	90 $			89,603
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 02/12/27			40		39,759
2023 Term Loan B4, 02/12/27(n)			6		5,996
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.94%, 10/14/27			21		20,724
Higginbotham Insurance Agency, Inc., 2021 1st Amendment Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.92%, 11/24/28(d)			2,446		2,430,893
HUB International Ltd.
2022 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.40%, 11/10/29			33		32,775
2023 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 9.58%, 06/20/30			170		169,868
Integrity Marketing Acquisition LLC(d)
2021 4th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.05%), 11.57%, 08/27/26			–	(o)	1
2021 6th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.05%), 11.57%, 08/27/26			983		976,982
Jones Deslauriers Insurance Management, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.62%, 03/15/30			52		52,098
Peter C. Foy & Associates Insurance Services LLC(d)
2021 First Lien Delayed Draw Term loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.43%, 11/01/28			587		581,429
2021 First Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.43%, 11/01/28			2,109		2,087,832
2022 1st Amendment Delayed Draw Term loan B, (1-mo. CME Term SOFR at 0.75% Floor + 6.00%), 11.43%, 11/01/28			1,141		1,147,992
Ryan Specialty Group LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.42%, 09/01/27			134		133,746
USI, Inc.
2022 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.14%, 11/22/29			136		136,096
2023 Acquisition Term Loan, 09/27/30(n)			22		21,936
2023 Refi Term Loan, 09/27/30(n)			25		24,917

					12,824,106

Interactive Media & Services — 0.7%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.54%, 02/16/28			36		35,686
Camelot Finance SA, Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.43%, 10/30/26			101		101,167
Camelot U.S. Acquisition LLC, 2020 Incremental Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.43%, 10/30/26			88		87,189
GoodRx, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.17%, 10/10/25			32		32,000
Grab Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.93%, 01/29/26			45		45,394

15

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued)
Research Now Group, Inc.
2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 11.13%, 12/20/24	USD	3,521	$2,543,524
2017 2nd Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.50%), 15.13%, 12/20/25		500	250,000

			3,094,960

IT Services — 9.6%
Acquia, Inc.(d)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.67%, 10/31/25		18	17,688
Term Loan, (3-mo. LIBOR US at 1.00% Floor + 7.00%), 12.34%, 10/31/25		481	480,902
Aerospike Inc.(d)
2023 Second Amendment Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.93%, 12/29/25		88	87,007
Term Loan, (1-mo. CME Term SOFR + 7.50%), 12.93%, 12/29/25		1,713	1,697,447
Alphasense, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.43%, 03/11/27(d)		500	499,677
Asurion LLC
2020 Term Loan B8, (3-mo. CME Term SOFR + 3.25%), 8.68%, 12/23/26		72	70,808
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.25%), 10.68%, 01/31/28		76	68,251
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.25%), 9.67%, 08/19/28		60	58,622
Bullhorn, Inc., 2020 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 11.24%, 09/30/26(d)		2,393	2,363,097
Delivery Hero Finco LLC, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 5.75%), 11.17%, 08/12/27		4,752	4,755,444
Edifecs, Inc.(d)
2021 1st Amendment Term Loan, (3-mo. LIBOR US at 0.75% Floor + 5.60%), 11.00%, 09/21/26		375	370,795
2021 2nd Amendment Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 11.00%, 09/21/26		1,542	1,523,450
Tranche B Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.50%, 09/21/26		1,028	1,037,742
Ensono LP, 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 8.00%), 13.43%, 05/28/29(d)		3,000	2,844,000
Epicor Software Corp.
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.75%), 13.17%, 07/31/28		31	31,397
2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 07/30/27		48	47,628
ESO Solutions, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.40%, 05/03/27(d)		3,696	3,574,341
Gainwell Acquisition Corp.
2nd Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.37%, 10/02/28(d)		994	972,932
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.49%, 10/01/27		126	122,332
Go Daddy Operating Co. LLC, 2022 Term Loan B5, (1-mo. CME Term SOFR + 2.50%), 7.82%, 11/09/29		86	86,460
Grey Orange Interrnational, Inc.(d)
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 7.25%), 12.79%, 05/01/25		250	250,750

Security		Par (000)	Value

IT Services (continued)
Grey Orange Interrnational, Inc.(d) (continued)
Term Loan, (3-mo. CME Term SOFR + 7.25%), 12.88%, 05/01/25	USD	250	$250,750
GTCR W Merger Sub LLC, USD Term Loan B, 09/20/30(n)		72	71,947
Hyphen Solutions LLC(d)
2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.97%, 10/27/26		1,485	1,434,401
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.97%, 10/27/26		1,470	1,420,183
Integratecom, Inc.(d)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.54%, 12/15/27		100	96,638
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.54%, 12/15/27		1,573	1,519,916
Madison Logic Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.39%, 12/30/28(d)		88	86,371
OpenMarket, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.90%, 09/17/26(d)		4,410	4,363,113
Pico Quantitative Trade Holding LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 12.88%, 02/07/25(d)		492	491,769
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.07%, 02/24/28		159	159,021
Sellerx(d)
2023 Tranche A1 Term Loan A, (3-mo. CME Term SOFR + 9.00%), 14.33%, 05/23/26		2,544	2,543,849
2023 Tranche A2 Term Loan A, (3-mo. CME Term SOFR + 9.00%), 14.33%, 05/23/26		2,540	2,540,000
Skopima Merger Sub, Inc., 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.50%), 12.93%, 05/14/29(d)		3,000	2,952,000
Smarsh, Inc.(d)
2022 Delayed Draw Term loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.84%, 02/16/29		191	187,429
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.84%, 02/16/29		1,524	1,499,428
Spartan Bidco Pty. Ltd., Term Loan, (3-mo. CME Term SOFR + 0.75%, 6.25% PIK), 0.13%, 01/24/28(d)(h)		1,947	1,935,294
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.43%, 06/28/29		23	22,882

			42,535,761

Leisure Products — 0.0%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.42%, 12/01/28		29	28,172
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 6.50%), 12.26%, 05/25/27		48	48,339
Topgolf Callaway Brands Corp., Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.92%, 03/15/30		53	52,394

			128,905

Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.67%, 11/08/27		57	57,410

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	16

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Life Sciences Tools & Services (continued)
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.44%, 02/22/28	USD	55	$53,647
Curia Global, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.22%, 08/30/26		9	7,599
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 9.93%, 02/04/27		44	42,769
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 07/01/30		18	17,880
ICON Luxembourg SARL, LUX Term Loan, (3-mo. CEM Term SOFR + 2.25%), 7.90%, 07/03/28		96	95,431
IQVIA, Inc., 2018 USD Term Loan B3, (3-mo. CME Term SOFR + 1.75%), 7.40%, 06/11/25		47	46,908
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.32%, 10/19/27		77	75,323
Parexel International Corp., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 11/15/28		113	111,721
PRA Health Sciences, Inc., US Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.90%, 07/03/28		24	23,960
Star Parent, Inc., 2023 Term Loan B, 09/19/30(n)		39	38,085

			570,733

Machinery — 1.1%
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.25%), 10.86%, 08/17/26		93	93,157
Barnes Group, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.42%, 09/03/30		19	19,010
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.93%, 10/21/28		60	59,838
2023 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.68%, 10/21/28		97	96,667
Gardner Denver, Inc., 2020 USD Term Loan B2, (1-mo. CME Term SOFR + 1.75%), 7.17%, 03/01/27		60	59,523
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.82%, 03/31/27		45	44,996
Generac Power Systems, Inc., 2019 Term Loan B, 12/13/26(n)		15	14,956
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.75%), 7.17%, 03/01/27		22	22,478
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 06/21/28		192	188,875
Roper Industrial Products Investment Co., USD Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.89%, 11/22/29		106	106,617
Sonny’s Enterprises LLC, 2023 Restatement Date Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 12.27%, 08/05/28(d)		3,845	3,853,143
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 04/05/29		86	85,426

Security		Par (000)		Value

Machinery (continued)
Titan Acquisition Ltd., 2018 Term Loan B, (3-mo. LIBOR US + 3.00%), 8.65%, 03/28/25	USD	144		$142,318
Vertical U.S. Newco, Inc., Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.38%, 07/30/27		136		135,111
Vertiv Group Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 03/02/27		120		120,011

				5,042,126

Media — 0.8%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.83%, 06/30/28		36		35,011
AP Core Holdings II LLC, High-Yield Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.93%, 09/01/27		1,500		1,455,000
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.57%, 03/03/25		65		62,082
Cable One, Inc., 2021 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.32%, 05/03/28		20		20,003
Charter Communications Operating LLC, Class A, 2019 Term Loan B1, (3-mo. CME Term SOFR + 1.75%), 7.12%, 04/30/25		—	(o)	447
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.13%, 08/21/26		88		85,617
CSC Holdings LLC
2017 Term Loan B1, (1-mo. LIBOR US + 2.25%), 7.70%, 07/17/25		28		26,915
2019 Term Loan B5, (1-mo. CME Term SOFR + 2.50%), 7.95%, 04/15/27		85		76,387
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.43%, 08/02/27		130		126,608
Sinclair Television Group, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 3.00%), 8.43%, 04/01/28		10		7,332
Suited Connector LLC(d)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 13.36%, 12/01/27		369		244,787
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%, 2.00% PIK), 13.31%, 12/01/27(h)		2,236		1,484,426
Voyage Digital Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.63%, 05/11/29(d)		44		44,193
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.50%), 7.95%, 04/30/28		54		52,612

				3,721,420

Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.09%, 12/21/28		172		170,485
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.92%, 09/19/29		11		10,849

17

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Medallion Midland Acquisition LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.40%, 10/18/28	USD	94	$94,138
Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.69%, 10/05/28		132	131,428

			406,900

Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., Series AA, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.34%, 04/20/28		87	89,507
Air Canada, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 9.13%, 08/11/28		93	93,124
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.75%), 7.32%, 01/29/27		68	66,560
Series AA, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.54%, 02/15/28		119	117,828
Kestrel Bidco, Inc., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.00%), 8.42%, 12/11/26		70	68,165
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.80%, 06/21/27		117	121,773
United Airlines, Inc., Series AA, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 04/21/28		88	88,201

			645,158

Personal Care Products — 0.3%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.24%, 10/01/26		314	313,690
Supergoop LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.75%), 10.92%, 12/29/28(d)		1,179	1,169,613

			1,483,303

Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.93%, 05/04/25		65	64,037
Amynta Agency Borrower, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 5.00%), 10.42%, 02/28/28		41	40,835
Bausch Health Cos., Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.67%, 02/01/27		60	48,395
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.18%, 08/01/27		63	61,247
Jazz Financing Lux SARL, USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 05/05/28		112	112,327
Organon & Co., USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 06/02/28		73	72,666
Perrigo Investments LLC, Term Loan B, 04/20/29(n)		40	39,712
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.49%, 11/18/27(d)		63	62,498
Traack Technologies, Inc., Term Loan, (6-mo. CME Term SOFR + 7.50%), 13.40%, 09/15/25(d)		450	438,541

			940,258

Security		Par (000)	Value

Professional Services — 1.1%
Accordion Partners LLC(d)
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.50%), 11.90%, 08/29/29	USD	13	$12,844
Delayed Draw Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.62%, 08/29/29		19	19,500
Term Loan, (3-mo. CME Term SOFR + 6.25%), 11.64%, 08/29/29		159	160,035
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 02/04/28		76	76,469
ASGN, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.57%, 08/30/30		18	18,045
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.50%), 11.93%, 06/04/29		190	159,282
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 06/02/28		186	171,182
DTI Holdco, Inc., 2022 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 13.12%, 04/26/30(d)		4,000	3,440,000
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR + 3.00%), 8.32%, 01/18/29		65	64,815
2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/06/26		240	239,974
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.74%, 07/06/29		20	19,447
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.74%, 07/06/29		43	42,136
Galaxy U.S. Opco, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 04/29/29		75	71,464
Trans Union LLC, 2021 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 12/01/28		157	156,916
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.67%, 02/28/27		47	46,637

			4,698,746

Real Estate Management & Development — 0.7%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.18%, 08/21/25		5	5,508
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.67%, 01/31/30		65	63,544
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 01/31/30		39	38,610
SitusAMC Holdings Corp., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 10.99%, 12/22/27(d)		2,781	2,780,806

			2,888,468

Semiconductors & Semiconductor Equipment — 0.0%
MKS Instruments, Inc.
2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.17%, 08/17/29		74	74,205
2023 Term Loan B, 10/03/30(n)		7	6,988

			81,193

Software — 7.6%
Anaconda, Inc., Term Loan, (3-mo. CME Term SOFR + 7.50%), 12.92%, 07/27/27(d)		100	98,200

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	18

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Applied Systems, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.75%), 12.14%, 09/17/27	USD	27	$26,609
2022 Extended 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.89%, 09/18/26		31	31,425
Backoffice Associates Holdings LLC(d)
First Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.74%, 04/30/26		57	57,287
Revolver, (Prime + 6.75%), 15.25%, 04/30/26		216	216,047
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.75%), 12.78%, 04/30/26		2,071	2,092,060
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.87%, 08/15/29		97	96,183
Bynder Holding BV, Term Loan Tranche B, (3-mo. CME Term SOFR + 7.25%), 12.60%, 01/26/29(d)		54	53,427
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.68%, 09/21/28		78	78,025
Central Parent, Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.64%, 07/06/29		60	60,510
Cloud Software Group, Inc., 2022 USD Term Loan B, (3-mo. CEM Term SOFR + 4.50%), 9.99%, 03/30/29		281	269,425
Cloudera, Inc., 2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.42%, 10/08/29		51	48,195
Cornerstone OnDemand, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 10/16/28		54	51,311
Cybergrants Holdings LLC(d)
2023 Amendment No.4 Incremental Term Loan, 09/08/27(n)		889	875,792
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 12.64%, 09/08/27		6	5,665
Revolver, (3-mo. LOC + 7.25%), 7.25%, 09/08/27		3	2,722
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.79%, 09/08/27		3,188	3,104,028
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.57%, 12/01/28(d)		14	13,370
Elastic Path Software, Inc., Term Loan, (3-mo. CME Term SOFR + 7.50%), 13.03%, 01/05/26(d)		1,342	1,338,760
Genesys Cloud Services Holdings II LLC, 2020 USD Term Loan B4, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 12/01/27		150	150,168
Helios Software Holdings, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.74%, 07/18/30		55	54,684
Informatica LLC, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.18%, 10/27/28		107	106,368
Inmoment, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%, 2.00% PIK), 12.34%, 06/08/28(d)(h)		4,107	3,986,045
Instructure Holdings, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.68%, 10/30/28		16	15,583
Keep Truckin, Inc.(d)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 13.18%, 04/08/25		988	982,165
Delayed Draw Term Loan 2, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 13.18%, 04/08/25		1,512	1,502,835

Security		Par (000)	Value

Software (continued)
Keep Truckin, Inc.(d) (continued)
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 13.18%, 10/05/24	USD	2,000	$1,988,000
Kong, Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%, 3.25% PIK), 14.19%, 11/01/29(d)(h)		102	102,366
Lightspeed Solution LLC(d)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.82%, 03/01/28		12	11,997
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.82%, 03/01/28		386	377,597
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 5.00%), 10.63%, 07/27/28		4,477	3,318,296
2021 USD 2nd Lien Term Loan, (3-mo. LIBOR US at 0.75% Floor + 8.25%), 13.88%, 07/27/29		2,197	1,010,474
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.18%, 03/01/29		175	170,472
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.57%, 02/23/29		98	86,281
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 05/03/28		281	271,835
NortonLifeLock, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.42%, 09/12/29		80	79,232
Oversight Systems, Inc.(d)
2018 Incremental Term Loan, 09/24/26(n)		46	44,871
2023 Fifth Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 11.47%, 09/24/26		46	44,871
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 11.47%, 09/24/26		962	947,327
PERCHHQ LLC, Term Loan, (1-mo. LIBOR US at 1.00% Floor + 7.00%), 12.43%, 10/15/25(d)		3,135	2,401,353
Persado, Inc., Term Loan, (1-mo. CME Term SOFR at 1.80% Floor + 7.50%), 12.83%, 02/03/27(d)		150	143,294
Planview Parent, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.74%, 12/18/28		76	68,780
Pluralsight, Inc.(d)
Revolver, (3-mo. CME Term SOFR + 8.00%), 13.53%, 04/06/27		144	139,086
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.45%, 04/06/27		3,309	3,193,035
Proofpoint, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.68%, 08/31/28		86	84,775
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.25%), 11.68%, 08/31/29		106	106,100
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.43%, 04/24/28		257	253,823
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 11.93%, 04/23/29		140	139,772
SEP Raptor Acquisition, Inc.(d)
Revolver, (3-mo. CME Term SOFR + 7.00%), 12.52%, 03/28/27		92	90,764
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.54%, 03/28/27		1,726	1,696,651

19

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.37%, 08/01/25	USD	33	$32,855
Sophia LP
2020 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 13.42%, 10/09/28(d)		165	164,587
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.92%, 10/07/27		57	57,083
UKG, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.62%, 05/03/27		62	62,243
Ultimate Software Group, Inc., 2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.62%, 05/04/26		91	90,345
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.09%, 07/20/28		14	14,172
West Technology Group LLC, 2023 Term Loan B3, (1-mo. CME Term SOFR at 1.00% Floor + 4.00%), 9.57%, 04/10/27		1,490	1,417,468
ZoomInfo LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.17%, 02/28/30		17	16,851

			33,943,545

Specialty Retail — 1.7%
EG America LLC, 2018 USD Term Loan, (1-mo. SOFR + 4.00%), 9.41%, 02/07/25		122	119,715
Hanna Andersson LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.92%, 07/02/26(d)		3,163	3,046,089
Mavis Tire Express Services Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 9.43%, 05/04/28		128	127,434
PetSmart, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.17%, 02/11/28		158	157,913
Pilot Travel Centers LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.42%, 08/04/28		74	74,108
Razor Group GmbH, Delayed Draw Term Loan, (1-mo. LIBOR US + 9.00%), 15.25%, 04/23/25(d)		3,891	3,764,138
Restoration Hardware, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.93%, 10/20/28		41	38,893
RVR Dealership Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.25%, 02/08/28(d)		9	8,108

			7,336,398

Technology Hardware, Storage & Peripherals — 1.2%
Electronics for Imaging, Inc., Term Loan, (1-mo. CME Term SOFR + 5.00%), 10.42%, 07/23/26		2,393	1,579,006
SumUp Holdings, 2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 12.54%, 12/20/28(d)		3,771	3,786,514

			5,365,520

Textiles, Apparel & Luxury Goods — 0.9%
Crocs, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.53%, 02/20/29		44	44,641

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.07%, 03/08/30(d)	USD	25	$24,315
James Perse Enterprises, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.38%, 09/01/28(d)		4,000	4,000,000

			4,068,956

Trading Companies & Distributors — 0.1%
Core & Main LP, 2021 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.84%, 07/27/28		124	123,865
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.93%, 06/02/28		138	135,939
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.92%, 06/02/28		88	86,733
TMK Hawk Parent Corp.(d)
2020 Super Priority First Out Term Loan A, (3-mo. CME Term SOFR + 9.50%), 15.17%, 05/30/24		22	22,162
2020 Super Priority Second Out Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.17%, 08/28/24		70	44,683

			413,382

Transportation Infrastructure — 0.0%
Apple Bidco LLC, 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.32%, 09/22/28		38	37,747
KKR Apple Bidco LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.18%, 09/22/28		44	43,859
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.25%), 11.57%, 12/15/26(d)		111	110,086
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.64%, 03/17/30		15	14,446

			206,138

Wireless Telecommunication Services — 0.0%
Digicel International, 2017 Term Loan B1, 05/27/24(n)		2	1,567
Digicel International Finance Ltd., 2017 Term Loan B, (3-mo. LIBOR US + 3.25%), 8.90%, 05/28/24		40	36,162
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.18%, 04/30/28		45	44,356
SBA Senior Finance II LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 7.17%, 04/11/25		23	23,137

			105,222

Total Floating Rate Loan Interests — 63.1% (Cost: $291,098,830)			279,902,197

Foreign Agency Obligations

Mongolia — 0.0%
Mongolia Government International Bond, 3.50%, 07/07/27(g)		200	167,092

Pakistan — 0.0%
Pakistan Government International Bond, 6.00%, 04/08/26(g)		300	154,266

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	20

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sri Lanka — 0.1%
Sri Lanka Government International Bond(c)(g)(m)
6.35%, 06/28/24	USD	310	$146,711
6.85%, 11/03/25		200	95,750
6.83%, 07/18/26		200	95,598
6.20%, 05/11/27		200	91,932

			429,991

United Arab Emirates — 0.1%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34		250	249,687

Vietnam — 0.1%
Vietnam Government International Bond, 4.80%, 11/19/24(g)		250	244,770

Total Foreign Agency Obligations — 0.3% (Cost: $1,567,996)			1,245,806

		Shares

Investment Companies

Fixed Income Funds — 0.3%
iShares JP Morgan USD Emerging Markets Bond ETF(p)(q)		18,476	1,524,640

Total Investment Companies — 0.3% (Cost: $1,998,205)			1,524,640

		Par (000)

Preferred Securities

Capital Trusts — 1.8%(a)

Banks — 0.6%
AIB Group PLC, 5.25%(f)(g)	EUR	500	503,515
Bank of East Asia Ltd., 5.88%(f)(g)	USD	250	215,138
Industrial & Commercial Bank of China Ltd., 3.20%(f)(g)		400	367,072
ING Groep NV, 3.88%(f)		372	268,391
Toronto-Dominion Bank, 8.13%, 10/31/82		1,526	1,518,147

			2,872,263

Electric Utilities — 0.1%
Electricite de France SA, 6.00%(f)(g)	GBP	500	562,771

Financial Services(f) — 1.0%
Barclays PLC, 8.00%	USD	4,150	3,724,382
UBS Group AG, 7.00%(g)		500	484,375

			4,208,757

Independent Power and Renewable Electricity Producers(b)(f) — 0.0%
NRG Energy, Inc., 10.25%		92	90,105
Vistra Corp., 7.00%		43	39,238

			129,343

Pharmaceuticals — 0.1%
Bayer AG, 5.38%, 03/25/82(g)	EUR	500	484,353

			8,257,487

Security	Shares	Value

Preferred Stocks — 1.1%

Broadline Retail — 0.8%
StubHub, Series K(d)	3,000	$3,513,698

Commercial Services & Supplies — 0.0%
Verscend Intermediate Holding(d)	33	44,694

Financial Services — 0.0%
Alliant Holdings, Inc.(d)	55	52,057

Hotel & Resort REITs(f) — 0.0%
Ashford Hospitality Trust, Inc., Series B, 7.50%, 12/31/79	4,121	42,751
Braemar Hotels & Resorts, Inc., Series B(j)	761	9,094

		51,845

Interactive Media & Services — 0.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $744,776)(d)(e)	6,797	1,114,106

		4,776,400

Total Preferred Securities — 2.9% (Cost: $12,842,347)		13,033,887

Warrants

Capital Markets — 0.0%
Pico Quantitative Trade Holding LLC, (Issued 02/07/20, Expires 02/07/30)(c)(d)	142	31,197

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(c)	161	—

Consumer Finance — 0.0%
WorldRemit Ltd., Series D, (Issued/Exercisable 02/11/21, 1,596 Share for 1 Warrant, Expires 02/11/31, Strike Price USD 37.59)(c)(d)	1,596	11,596

Diversified Consumer Services — 0.0%
PERCHHQ LLC, (Exercisable 09/30/22, 0.03 Share for 1 Warrant, Expires 10/15/27, Strike Price USD 0.01)(c)(d)(r)	21,736	—

Electrical Equipment — 0.0%
Razor Group GmbH, (Issued/Exercisable 04/30/21, 1,854 Share for 1 Warrant, Expires 04/30/28, Strike Price EUR 911.97)(c)(d)	46	94,770

IT Services(c)(d) — 0.1%
Grey Orange, (Exercisable 05/06/22, Expires 05/06/32, Strike Price USD 28.93)	460	92
SellerX restrcuture - Elevate common shares, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)	373	42,866
SellerX restrcuture - Elevate super senior warrants, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)	1,527	175,487
SellerX restructure - SellerX common warrants, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)	527	42,712

		261,157

Media — 0.0%
Suited Connector LLC, (Exercisable 03/06/23, I Share for 1 Warrant, Expires 03/06/33, Strike Price USD 33.71)(c)(d)	2,618	—

21

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(c)	20	$426

Specialty Retail — 0.0%
Razor Group GmbH, (Exercisable 03/24/23, 568 Share for 1 Warrant, Expires 04/28/30, Strike Price EUR 6,306.84)(c)(d)	14	69,179

Total Warrants — 0.1% (Cost: $1)		468,325

Total Long-Term Investments — 97.3% (Cost: $452,175,904)		431,723,841

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(p)(s)	6,885,337	6,885,337

Total Short-Term Securities — 1.5% (Cost: $6,885,337)		6,885,337

Options Purchased — 0.1% (Cost: $544,584)		587,536

Total Investments Before Options Written — 98.9% (Cost: $459,605,825)		439,196,714

Options Written — (0.0)% (Premiums Received: $(161,695))		(107,899)

Total Investments, Net of Options Written — 98.9% (Cost: $459,444,130)		439,088,815

Other Assets Less Liabilities — 1.1%		4,755,914

Net Assets — 100.0%		$443,844,729

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,121,987, representing 0.3% of its net assets as of period end, and an original cost of $751,196.

(f)	Perpetual security with no stated maturity date.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	When-issued security.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	Affiliate of the Fund.
(q)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(r)	All or a portion of the security is held by a wholly-owned subsidiary.
(s)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,149,181	$3,736,156	(a)	$—	$—	$—	$6,885,337	6,885,337	$144,533	$—
iShares JP Morgan USD Emerging Markets Bond ETF	1,562,885	—		—	—	(38,245)	1,524,640	18,476	51,872	—

					$—	$(38,245)	$8,409,977		$196,405	$—

(a)	Represents net amount purchased (sold).

C o n s o l i d a t e d S c h e d u l e o f I n v e s t m e n t s	22

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts

10-Year U.S. Ultra Long Treasury Note	173	12/19/23	$19,295	$(611,266)
U.S. Long Bond	8	12/19/23	911	(51,489)
5-Year U.S. Treasury Note	449	12/29/23	47,292	(312,900)

				(975,655)

Short Contracts
Russell 2000 E-Mini Index	88	12/15/23	7,914	216,992
10-Year U.S. Treasury Note	463	12/19/23	50,011	1,053,276
Ultra U.S. Treasury Bond	13	12/19/23	1,545	107,036
2-Year U.S. Treasury Note	181	12/29/23	36,688	121,602

				1,498,906

				$523,251

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	547,294	EUR	510,000	Morgan Stanley & Co. International PLC	10/17/23	$7,788
USD	5,658,884	EUR	5,280,000	Morgan Stanley & Co. International PLC	10/17/23	73,411

USD	12,479	GBP	10,000	Goldman Sachs International	10/17/23	276
USD	2,456,416	GBP	1,980,000	Nomura International PLC	10/17/23	40,415

USD	128,484	EUR	120,000	Deutsche Bank AG	12/20/23	1,149

						123,039

EUR	10,000	USD	10,747	BNP Paribas SA	10/17/23	(169)
EUR	40,000	USD	42,828	BNP Paribas SA	10/17/23	(514)

EUR	10,000	USD	10,762	HSBC Bank PLC	10/17/23	(183)

EUR	10,000	USD	10,684	HSBC Bank PLC	10/17/23	(105)
EUR	30,000	USD	31,953	Morgan Stanley & Co. International PLC	10/17/23	(218)

EUR	40,000	USD	42,973	State Street Bank and Trust Co.	10/17/23	(659)
GBP	20,000	USD	24,803	HSBC Bank PLC	10/17/23	(399)

						(2,247)

						$120,792

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
3-Month SOFR Future	147	03/15/24	USD	95.50	USD	34,773	$33,994

Put
iShares Russell 2000 ETF	792	10/06/23	USD	171.00	USD	13,998	27,720
InvesCo QQQ Trust, Series 1	235	10/20/23	USD	360.00	USD	8,419	161,798
iShares Russell 2000 ETF	777	10/20/23	USD	180.00	USD	13,733	364,024

							553,542

							$587,536

23

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
3-Month SOFR Future	147	03/15/24	USD	97.00	USD	34,773	$(11,025)

Put
iShares Russell 2000 ETF	792	10/06/23	USD	165.00	USD	13,998	(5,148)
InvesCo QQQ Trust, Series 1	235	10/20/23	USD	320.00	USD	8,419	(9,753)
iShares Russell 2000 ETF	777	10/20/23	USD	170.00	USD	13,733	(81,973)

							(96,874)

							$(107,899)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.41.V1	5.00%	Quarterly	12/20/28	USD	20,000	$(196,359)	$(162,771)	$(33,588)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$34,636,418	$—	$34,636,418
Common Stocks
Biotechnology	1,042,393	—	—	1,042,393
Construction & Engineering	—	540	—	540
Entertainment	—	—	7,881	7,881
Financial Services	—	8,892	—	8,892
Hotel & Resort REITs	1,934,240	—	—	1,934,240
Household Durables	1,491,350	—	—	1,491,350
Pharmaceuticals	637,000	—	—	637,000
Corporate Bonds
Aerospace & Defense	—	1,183,270	—	1,183,270
Automobile Components	—	558,400	—	558,400

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	24

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Automobiles	$—	$36,211	$—	$36,211
Banks	—	5,733,597	—	5,733,597
Beverages	—	1,210,904	—	1,210,904
Broadline Retail	—	3,016,255	—	3,016,255
Building Materials	—	68,839	—	68,839
Building Products	—	2,136,024	—	2,136,024
Capital Markets	—	633,532	—	633,532
Chemicals	—	1,028,636	—	1,028,636
Commercial Services & Supplies	—	458,359	—	458,359
Communications Equipment	—	283,026	—	283,026
Construction & Engineering	—	417,900	—	417,900
Consumer Discretionary	—	1,821,248	—	1,821,248
Consumer Finance	—	1,677,712	—	1,677,712
Consumer Staples Distribution & Retail	—	805,957	—	805,957
Containers & Packaging	—	272,066	—	272,066
Diversified Consumer Services	—	1,289,525	—	1,289,525
Diversified REITs	—	1,072,158	—	1,072,158
Diversified Telecommunication Services	—	3,648,330	—	3,648,330
Electric Utilities	—	1,611,178	—	1,611,178
Electrical Equipment	—	1,604,463	—	1,604,463
Energy Equipment & Services	—	407,915	—	407,915
Entertainment	—	532,854	—	532,854
Environmental, Maintenance & Security Service	—	200,762	—	200,762
Financial Services	—	5,783,008	—	5,783,008
Food Products	—	246,654	—	246,654
Ground Transportation	—	36,974	—	36,974
Health Care Equipment & Supplies	—	120,247	—	120,247
Health Care Providers & Services	—	1,049,288	—	1,049,288
Health Care Technology	—	236,732	—	236,732
Hotels, Restaurants & Leisure	—	6,482,141	—	6,482,141
Household Durables	—	561,818	—	561,818
Independent Power and Renewable Electricity Producers	—	1,691,422	—	1,691,422
Insurance	—	1,053,335	—	1,053,335
Interactive Media & Services	—	2,347,500	—	2,347,500
IT Services	—	4,241,664	—	4,241,664
Life Sciences Tools & Services	—	86,903	—	86,903
Machinery	—	535,652	—	535,652
Media	—	5,293,505	—	5,293,505
Metals & Mining	—	1,637,113	—	1,637,113
Multi-Utilities	—	182,498	—	182,498
Oil, Gas & Consumable Fuels	—	13,875,022	—	13,875,022
Passenger Airlines	—	88,298	—	88,298
Pharmaceuticals	—	1,409,938	—	1,409,938
Real Estate Management & Development	—	2,076,500	771,731	2,848,231
Semiconductors & Semiconductor Equipment	—	1,198,365	—	1,198,365
Software	—	7,963,633	—	7,963,633
Specialized REITs	—	124,391	—	124,391
Specialty Retail	—	18,914	—	18,914
Textiles, Apparel & Luxury Goods	274,711	28,449	—	303,160
Tobacco	—	68,834	—	68,834
Transportation Infrastructure	—	369,950	—	369,950
Wireless Telecommunication Services	—	3,640,444	—	3,640,444
Fixed Rate Loan Interests	—	36,331	549,186	585,517
Floating Rate Loan Interests	—	77,520,338	202,381,859	279,902,197
Foreign Agency Obligations	—	1,245,806	—	1,245,806
Investment Companies	1,524,640	—	—	1,524,640
Preferred Securities
Capital Trusts	—	8,257,487	—	8,257,487
Preferred Stocks	51,845	—	4,724,555	4,776,400
Warrants	426	—	467,899	468,325
Short-Term Securities
Money Market Funds	6,885,337	—	—	6,885,337

25

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Options Purchased
Equity Contracts	$553,542	$—	$—	$553,542
Interest Rate Contracts	33,994	—	—	33,994
Unfunded Floating Rate Loan Interests(a)	—	—	4,318	4,318
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	—	(247,301)	(247,301)

	$14,429,478	$215,864,125	$208,660,128	$438,953,731

Derivative Financial Instruments(b)
Assets
Equity Contracts	$216,992	$—	$—	$216,992
Foreign Currency Exchange Contracts	—	123,039	—	123,039
Interest Rate Contracts	1,281,914	—	—	1,281,914
Liabilities
Credit Contracts	—	(33,588)	—	(33,588)
Equity Contracts	(96,874)	—	—	(96,874)
Foreign Currency Exchange Contracts	—	(2,247)	—	(2,247)
Interest Rate Contracts	(986,680)	—	—	(986,680)

	$415,352	$87,204	$—	$502,556

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $6,150,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Unfunded Rate Loan Interests	Warrants

Assets/Liabilities
Opening balance, as of December 31, 2022	$—	$1,771,094	$—	$202,600,348	$4,690,451	$(596,398)	$421,148
Transfers into Level 3(a)	—	—	—	10,667,958	—	—	—
Transfers out of Level 3(b)	—	—	—	(3,776,595)	—	1,957	—
Other(c)	—	—	431,612	(432,903)	—	1,291	—
Accrued discounts/premiums	—	8,130	8,289	356,450	—	—	—
Net realized gain (loss)	—	21,821	—	59,996	—	—	(30)
Net change in unrealized appreciation (depreciation)(d)	1,461	(614,578)	(27,590)	122,892	34,104	350,167	46,784
Purchases	6,420	1,518,773	136,875	23,442,280	—	—	—
Sales	—	(1,933,509)	—	(30,658,567)	—	—	(3)

Closing balance, as of September 30, 2023	$7,881	$771,731	$549,186	$202,381,859	$4,724,555	$(242,983)	$467,899

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(d)	$1,461	$(747,042)	$(27,590)	$(25,109)	$34,104	$100,513	$104,486

Total

Assets
Opening balance, as of December 31, 2022	$208,886,643
Transfers into Level 3(a)	10,667,958
Transfers out of Level 3(b)	(3,774,638)
Other(c)	—
Accrued discounts/premiums	372,869
Net realized gain (loss)	81,787
Net change in unrealized appreciation (depreciation)(d)	(86,760)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	26

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock Credit Strategies Fund

Total
Purchases	$25,104,348

Sales	(32,592,079)

Closing balance, as of September 30, 2023	$208,660,128

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023(d)	$(559,177)

(a)

As of December 31, 2022, the Fund used observable inputs in determining the value of certain investments. As of September 30, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2023, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)	Certain Level 3 investments were re-classified between Floating Rate Loan Interests and Fixed Rate Loan Interests.
(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $12,572,657. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets

Floating Rate Loan Interests	$190,467,355	Income	Discount Rate	10% - 25%		14%
		Market	Revenue Multiple	0.55x - 1.00x		0.81x
			EBITDA	4.50x		—

Fixed Rate Loan Interests	427,662	Market	Revenue Multiple	2.00x		—
			Time to Exit	1.5 years		—
			Volatility	65%		—

Preferred Stocks	4,724,555	Income	Discount Rate	13% - 14%		14%
		Market	Revenue Multiple	2.20x - 3.30x		2.75x

Warrants	467,899	Market	Revenue Multiple	2.00x - 7.25x		2.37x
			Time to Exit	0.8 - 2.8 years		2.2 years
			Volatility	50% - 65%		56%

	$196,087,471

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation (continued)

PCL	Public Company Limited

PIK	Payment-in-Kind

SOFR	Secured Overnight Financing Rate

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

LOC	Letter of Credit

27